CERTIFICATION
                           -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, Viking Mutual Funds (1933 Act File No. 333-77993; 1940 Act File No. 811-9277) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota and Viking Large-Cap Value Fund (each a series of the Registrant) does not differ from that contained in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement and (b) that Pre-Effective Amendment No. 2 was filed electronically.





Dated: August 12, 1999          By: /s/ Douglas P. Miller
                                    ---------------------
                                    Douglas P. Miller
                                    Vice President and Secretary
DC-327186.01